Condensed Statement of Cash Flows - USD ($)	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015
Cash Flows from Operating Activities
Net loss	$ (622,942)	$ (25,097,268)	$ (79,289,062)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation	0	22,800,000	77,729,258
Debt discount and deferred issuance cost amortization		12,560
Non-cash interest	0		163,415
(Gain) loss on change in fair value of derivatives	0		(12,010)
Debt discount accretion	0		19,763
Gain on non-cash settlement of accrued expenses	0		(809,714)
Change in other assets	(488)		(10,000)
Change in accounts payable	104,509	460,530	595,623
Change in accrued expenses	107,333	496,754	104,661
Change in related party accounts payable		272,465
Change in accrued compensation	0	495,167	907,075
Change in accrued interest	4,452		2,810
Net cash used in operating activities	(407,136)	(559,792)	(598,181)
Cash Flows from Financing Activities
Proceeds from issuance of related party promissory notes	450,000	560,000	70,000
Proceeds from issuance of convertible promissory notes	0		130,500
Proceeds from issuance of common stock	488		425,850
Net cash provided by financing activities	450,488	560,000	626,350
Net increase in cash	43,352	208	28,169
Cash at beginning of the period	0	0	208
Cash at end of the period	43,352	208	28,377
Supplementary Disclosures of Cash Flow Information
Cash paid for income taxes	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0